Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Rental revenues	$ 2,250,514		$ 3,942,177
Other property revenues	258,619		443,894
Interest income on real estate loan	124,495		125,828
Total revenues	2,633,628		4,511,899
Operating expenses:
Property operating and maintenance	579,992		1,016,793
Property management fees	100,519		175,572
Real estate taxes	181,484		324,630
General and administrative	51,436		86,821
Depreciation and amortization	3,623,732		6,425,841
Acquisition costs	18,272	179,233	1,680,432	179,233
Organizational costs		150,804	94,372	150,804
Property insurance	37,748		66,426
Professional fees	72,952		304,702
Other	36,544	948	70,402	948
Total operating expenses	4,702,679	330,985	10,245,991	330,985
Operating loss	(2,069,051)	(330,985)	(5,734,092)	(330,985)
Management fees	177,475		322,741
Corporate insurance	39,069		128,247
Interest expense	537,591	1,570	972,233	1,570
Other expense	77,518		157,239
Net loss	(2,900,704)	(332,555)	(7,314,552)	(332,555)
Less consolidated net loss attributable to non-controlling interests
Net loss attributable to the Company	$ (2,900,704)	$ (332,555)	$ (7,314,552)	$ (332,555)
Net loss per share of Common Stock, basic and diluted	$ (0.56)	$ (9.07)	$ (2.17)	$ (9.98)
Weighted average number of shares of Common Stock outstanding, basic and diluted	5,146,845	36,666	3,375,384	33,308